New standards, amendments and interpretations adopted by the Company	3 Months Ended
Mar. 31, 2025
Finance receivables [abstract]
New standards, amendments and interpretations adopted by the Company	3. New standards, amendments and interpretations adopted by the Company The Company did not adopt any new standards, amendments and interpretations during the period ended March 31, 2025.